Consolidated Statements of Changes in Equity Deficit ¥ in Thousands, $ in Thousands	Ordinary shares CNY (¥) shares	Subscriptions Receivable CNY (¥)	Additional paid-in capital CNY (¥)	Accumulated other comprehensive income CNY (¥)	Accumulated deficit CNY (¥)	Total deficit attributable to shareholders of the Company CNY (¥)	Non-controlling interests CNY (¥)	CNY (¥)	USD ($)
Balance at Dec. 31, 2017			¥ 88,517	¥ 140	¥ (363,112)	¥ (274,455)	¥ 1,480	¥ (272,975)
Balances at January 1, 2018 (in Shares) at Dec. 31, 2017 | shares
Unrealized holding gains on available-for-sale securities, net of RMB932 income taxes				2,797		2,797		2,797
Reclassification adjustment for gains on available-for-sale investments, net of RMB979 income taxes				(2,937)		(2,937)		(2,937)
Distribution in connection with Reorganization			(148,270)			(148,270)		(148,270)
Accretion of Redeemable Owners’ Investment			(9,814)			(9,814)		(9,814)
Share-based compensation			7,648			7,648		7,648
Business combinations							26,070	26,070
Subscription of ordinary shares in connection with the Reorganization	¥ 34	(34)	229,433			229,433		229,433
Subscription of ordinary shares in connection with the Reorganization (in Shares) | shares	48,391,607
Net profit (loss) for the year					57,254	57,254	(3,809)	53,445
Balance at Dec. 31, 2018	¥ 34	(34)	167,514		(305,858)	(138,344)	23,741	(114,603)
Balance (in Shares) at Dec. 31, 2018 | shares	48,391,607
Share-based compensation			96,661			96,661		96,661
Net profit (loss) for the year					(219,404)	(219,404)	(5,664)	(225,068)
Proceeds from contributions from equity shareholders		34	183			217		217
Disposal of subsidiaries							(146)	(146)
Balance at Dec. 31, 2019	¥ 34		264,358		(525,262)	(260,870)	17,931	(242,939)
Balance (in Shares) at Dec. 31, 2019 | shares	48,391,607
Share-based compensation			52,256			52,256		52,256
Net profit (loss) for the year					(410,985)	(410,985)	(1,798)	(412,783)	$ (63,262)
Reserve recapitalization	¥ 3		199,803			199,806		199,806
Reserve recapitalization (in Shares) | shares	8,482,941
Warrant financing			41,118			41,118		41,118
Balance at Dec. 31, 2020	¥ 37		¥ 557,535		¥ (936,247)	¥ (378,675)	¥ 16,133	¥ (362,542)	$ (55,562)
Balance (in Shares) at Dec. 31, 2020 | shares	56,874,548